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September 13, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject: Nationwide VLI Separate Account-4 of
         Nationwide Life Insurance Company
         SEC File No. 333-43671
         CIK No. 0001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VLI Separate Account-4 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 11 to the Registration Statement for the Company and the Variable Account which became effective September 9, 2002.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Sincerely,

/s/ Michael R. Moser

Michael R. Moser
Variable Products Securities Counsel
Nationwide Life Insurance Company

cc: file






One Nationwide Plaza                                        Nationwide Insurance
Columbus, OH 43215-2220                                     Nationwide Financial